June 30, 2002

Berger Institutional
Products Trust
Semi-Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-INTERNATIONAL FUND

This report reflects the financial position of the Fund at June 30, 2002 and the results of operations and changes in its net assets for the periods indicated.

                                                   Berger IPT-International Fund

TABLE OF CONTENTS
================================================================================

BERGER IPT-INTERNATIONAL FUND

Portfolio Manager Commentary ...................................................      4

Schedule of Investments ........................................................      5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities ............................................      8

Statement of Operations ........................................................      9

Statements of Changes in Net Assets ............................................     10

Notes to Financial Statements ..................................................     11

FINANCIAL HIGHLIGHTS ...........................................................     14

FUND TRUSTEES AND OFFICERS (UNAUDITED) .........................................     15

Shares of the Funds are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans.

This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (8/02)


                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

4
                              Ticker Symbol                                BINLX
BERGER IPT-                   PORTFOLIO MANAGER COMMENTARY BANK OF IRELAND ASSET
INTERNATIONAL FUND                                        MANAGEMENT (U.S.) LTD.
================================================================================
Market Conditions

In the first quarter, the appearance of a possible economic recovery in the United States boosted prospects for other economies. Equity markets drifted lower early in the year before moving forward to finish the quarter in positive territory. However, fragile investor confidence prompted a slump in almost all developed equity markets in the second quarter. Business confidence levels rose in the first half of the period only to sink again following a series of announcements about manipulated financial statements and bankruptcies. Although most of the incidents occurred in the United States, debt loads, accounting inconsistencies and corporate governance around the globe came under renewed scrutiny as a result.

Fund Performance

The Berger IPT-International Fund (the "Fund") posted a 3.75% loss for the six-month period ended June 30, 2002, underperforming its benchmark, the MSCI EAFE Index,(1) which posted a 1.38% loss. The Fund's telecommunications and media holdings continue to be the main drivers of the negative performance, offset somewhat by gains in the consumer and oil sectors. The Fund's exposure to more economically sensitive stocks had a negative impact on performance this period. By positioning the Fund for a muted global economic recovery, we have tended to avoid cyclical stocks, which performed well during the first quarter as investors anticipated a sharp upturn in growth (which has yet to be realized).

As mentioned, Fund performance was hurt most by its telecommunications holdings. Alcatel SA and Nokia Oyj in particular were disappointments. French-quoted Alcatel's stock dropped with shrinking demand. Alcatel's management is responding by aggressively reducing costs with the hope of weathering the current slump. Shares in Finland's Nokia dropped as the company lowered its estimate for growth in the mobile-phone handset market. Within this sector, we were pleased with the performance of Canon, Inc. Canon's shares were boosted by results released in April that exceed the company's own projections. Aided by the fall in the yen during the early part of 2002, sales growth was strong in both digital copiers and cameras.

The Fund's healthcare holdings were some of its best performers this period. In particular, Novartis AG stood out as a positive contributor. The Swiss pharmaceutical company's stock rose after releasing positive earnings results and reiterating its earnings growth targets for 2002-2005. GlaxoSmithKline PLC suffered alongside many of its American counterparts in that it suffered from patent issues. The company lost a court case validating the patent expiry of one of its key drugs, the antibiotic Augmentin, clearing the way for generic competition.

Results in the consumer sector were mixed. We were disappointed with the performance of Vivendi Universal SA. Vivendi, the French-quoted multimedia company, saw its stock slump amid concerns about the level of debt that it has amassed during its three-year acquisition spree. Koninklijke Ahold NV also disappointed us this period. Netherlands-based Ahold is an international food provider with leading supermarket companies in the United States, Europe, Latin America and Asia. The company's shares fell when the company restated financial statements to comply with U.S. accounting rules. On the positive side, Diageo PLC performed well this period. The U.K.-based beverage company's recent results were in line with expectations. Diageo continues to focus on its drinks business by aggressively pursuing the disposal of its Burger King franchise.

The Fund's energy holdings performed well this period. TotalFinaElf SA, the world's fifth-largest integrated oil company, benefited from the rise of crude oil prices and continued cost savings from the acquisitions of Petrofina and Elf Aquitane. Shares in ENI S.p.A., an Italian oil company, also increased this period after the company reported a rise in second-quarter oil and gas output.

In other areas, we were disappointed with the performance of Telefonica SA and Vodafone Group PLC. Telefonica is Spain's leading mobile and fixed-line telecommunications operator, and the largest fixed-line operator in Latin America. The company's tough domestic markets have been exacerbated by difficulties in South America, with the economic crisis in Argentina and the potential escalation of the Brazilian economy's woes. U.K.-quoted Vodafone has been hurt by worries about the ability of mobile phone companies to generate sufficient revenue from next-generation services, such as 3G, to justify the investments of the last few years.

Outlook

We believe current investor sentiment is at a level that does not bode well for equity markets in the near term. Until the issue of accounting credibility is resolved, markets may struggle to make sustainable gains. Going forward, we believe it is likely that equity returns will be lower than in recent periods of growth. The financial scandals of the last nine months are likely to keep investor enthusiasm muted in the short term, until it can be shown that these problems are being addressed. The investigations taking place should provide some solace in this regard.

As markets shake off the valuation excesses that were built up during the latter part of the 1990s, we believe attractive opportunities will emerge as the benefits of anticipated improved economic conditions feed through to corporate earnings. We continue to look for quality companies with strong balance sheets where we can identify value investment opportunities.

Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

                                                   Berger IPT-International Fund


PERFORMANCE OVERVIEW
================================================================================

BERGER IPT-INTERNATIONAL FUND -- GROWTH OF $10,000

[GRAPH]



Berger IPT-International Fund        $10,285

MSCI EAFE Index                      $10,553


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30,2002

One Year                              (10.88)%

Five Year                               0.23%

Life of Fund (5/1/97)                   0.55%

(1) The Morgan Stanley Capital International EAFE Index represents developed overseas markets. The figures are shown gross of capital gains and dividends. One cannot invest directly in an index.

Opinions and forecasts regarding sectors, industries, companies and/or themes are subject to change at any time based on market conditions and should not be construed as a recommendation of any specific security. Portfolio holdings and composition are subject to change.

Foreign investing involves special risks, such as currency fluctuations and political and economic uncertainty, which are discussed further in the prospectus. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits and are not obligations of, or endorsed or guaranteed in any way by, any bank.

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Please visit our web site at berger.com for more current performance information.

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                                                 June 30,2002
-------------------------------------------------------------------------------------------------------------
Country/Shares            Company                          Industry                                     Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.92%)
Australia (3.52%)
        4,383             Brambles Industries Ltd.         Transport                             $     23,296
        7,520             Foster's Group Ltd.              Restaurants/Pubs/Breweries                  19,985
        1,840             National Australia Bank Ltd.     Banks                                       36,675
        3,727             News Corp. Ltd.                  Media & Photography                         20,313
        4,052             Westpac Banking Corp. Ltd.       Banks                                       37,052
-------------------------------------------------------------------------------------------------------------
                                                                                                      137,321
-------------------------------------------------------------------------------------------------------------

Belgium (0.47%)
          867             Fortis                           Banks                                       18,443
-------------------------------------------------------------------------------------------------------------

China (0.75%)
      138,000             PetroChina Co. Ltd.              Oil & Gas                                   29,370
-------------------------------------------------------------------------------------------------------------

Finland (0.69%)
        1,848             Nokia Oyj                        Information Technology Hardware             26,997
-------------------------------------------------------------------------------------------------------------

France (9.60%)
        1,800             Alcatel SA                       Information Technology Hardware             12,491
        1,623             Aventis SA                       Pharmaceuticals                            114,791
        2,985             AXA                              Insurance                                   54,495
          380             Lafarge SA                       Construction & Building Materials           37,833
          850             TotalFinaElf SA - Class B        Oil & Gas                                  137,749
          778             Vivendi Universal SA             Diversified Industrials                     16,780
-------------------------------------------------------------------------------------------------------------
                                                                                                      374,139
-------------------------------------------------------------------------------------------------------------

                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

6

BERGER IPT-
INTERNATIONAL FUND

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                                                            June 30, 2002
-------------------------------------------------------------------------------------------------------------------------
Country/Shares            Company                                       Industry                                    Value
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (99.92%) - CONTINUED
Germany (6.44%)
         186              Allianz AG                                    Insurance                             $    37,486
       1,624              Bayer AG                                      Chemicals - Commodity                      51,948
       1,603              Bayerische Motoren Werke AG                   Automobiles                                64,960
       1,669              E.ON AG                                       Diversified Industrials                    96,656
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  251,050
-------------------------------------------------------------------------------------------------------------------------

Hong Kong (1.85%)
       5,000              Cheung Kong (Holdings) Ltd.                   Real Estate                                41,668
       4,000              Sun Hung Kai Properties Ltd.                  Real Estate                                30,386
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   72,054
-------------------------------------------------------------------------------------------------------------------------

Italy (3.52%)
       5,169              ENI S.p.A.                                    Oil & Gas                                  82,035
       7,064              Telecom Italia S.p.A.                         Telecommunications Services                55,219
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  137,254
-------------------------------------------------------------------------------------------------------------------------

Japan (13.99%)
         340              Acom Co. Ltd.                                 Specialty & Other Finance                  23,231
       3,000              Canon, Inc.+                                  Electronic & Electrical Equipment         113,378
       1,000              Fuji Photo Film Co. Ltd.                      Media & Photography                        32,286
       7,000              Hitachi Ltd.                                  Information Technology Hardware            45,259
       1,200              Honda Motor Co. Ltd.                          Automobiles                                48,655
         500              Hoya Corp.                                    Electronic & Electrical Equipment          36,375
         300              Nintendo Co. Ltd.                             Entertainment/Leisure/Toys                 44,175
          14              NTT DoCoMo, Inc.+                             Telecommunications Services                34,455
         200              Rohm Co. Ltd.                                 Information Technology Hardware            29,850
         200              SMC Corp.                                     Engineering & Machinery                    23,643
         500              Sony Corp.                                    Household Goods & Textiles                 26,405
       2,000              Takeda Chemical Industries Ltd.+              Pharmaceuticals                            87,765
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  545,477
-------------------------------------------------------------------------------------------------------------------------

Netherlands (12.22%)
       3,935              ABN Amro Holding NV                           Banks                                      71,333
         650              Heineken NV                                   Beverages                                  28,474
       5,475              ING Groep NV                                  Banks                                     140,322
       3,230              Koninklijke Ahold NV                          Food & Drug Retailers                      67,819
       3,041              Koninklijke Philips Electronics NV            Household Goods & Textiles                 84,744
       3,014              Reed Elsevier NV                              Media & Photography                        41,000
       1,115              TPG NV                                        Support Services                           25,137
         624              VNU NV                                        Media & Photography                        17,309
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  476,138
-------------------------------------------------------------------------------------------------------------------------
Portugal (0.27%)
       5,437              Electricidade de Portugal SA                  Electricity                                10,505
-------------------------------------------------------------------------------------------------------------------------

Singapore (0.15%)
         500              Singapore Press Holdings Ltd.                 Media & Photography                         5,633
-------------------------------------------------------------------------------------------------------------------------

South Korea (1.90%)
         600              Kookmin Bank - Spon. ADR *                    Banks                                      29,490
         625              POSCO - ADR                                   Steel & Other Materials                    17,044
         200              Samsung Electronics Co. Ltd.*                 Electronic & Electrical Equipment          27,460
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   73,994
-------------------------------------------------------------------------------------------------------------------------

Spain (3.04%)
       8,354              Banco Santander Central Hispano SA            Banks                                      66,209
       6,213              Telefonica SA *                               Telecommunications Services                52,058
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  118,267
-------------------------------------------------------------------------------------------------------------------------

Switzerland (12.46%)
         595              Nestle SA                                     Food Producers & Processors               138,428
       1,835              Novartis AG                                   Pharmaceuticals                            80,523
         830              Roche Holding                                 Pharmaceuticals                            62,605
       1,143              Swiss Reinsurance                             Insurance                                 111,503
       1,845              UBS AG *                                      Banks                                      92,590
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  485,649
-------------------------------------------------------------------------------------------------------------------------

Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

                                                   Berger IPT-International Fund

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                   June 30, 2002
----------------------------------------------------------------------------------------------------------------
Country/Shares            Company                            Industry                                      Value
----------------------------------------------------------------------------------------------------------------

COMMON STOCK (99.92%) - CONTINUED
United Kingdom (29.05%)
        1,650             3i Group PLC                       Investment Co.                         $     17,220
          825             AstraZeneca PLC                    Pharmaceuticals                              34,163
       14,014             Barclays PLC                       Banks                                       117,943
        1,719             Boots Co. PLC                      Retail Trade                                 17,049
        6,934             BP PLC                             Oil & Gas                                    58,251
        3,084             British American Tobacco PLC       Tobacco                                      33,149
        5,279             Cadbury Schweppes PLC              Food Producers & Processors                  39,559
        6,053             Compass Group PLC                  Restaurants/Pubs/Breweries                   36,730
        7,423             Diageo PLC                         Beverages                                    96,425
        5,335             GlaxoSmithKline PLC                Pharmaceuticals                             115,340
        6,220             Hilton Group PLC                   Leisure, Entertainment, & Hotels             21,646
        4,560             HSBC Holdings PLC                  Commercial Banks & Other Banks               52,456
       10,288             Lloyds TSB Group PLC               Banks                                       102,427
        5,625             Prudential PLC                     Life Assurance                               51,457
        1,990             Railtrack Group PLC                Transport                                     6,736
        1,606             Reuters Group PLC                  Media & Photography                           8,521
        1,050             RMC Group PLC                      Construction & Building Materials            10,510
       13,333             Shell Transport & Trading Co. PLC  Oil & Gas                                   100,624
        1,114             Smiths Group PLC                   Aerospace & Defense                          14,470
        8,564             Tesco PLC                          Food & Drug Retailers                        31,141
        3,510             TI Automotive Ltd.-
                          Ordinary A Shares *@ [X]           Automobile Components                            --
        8,011             Unilever PLC                       Food Producers & Processors                  73,040
       43,174             Vodafone Group PLC                 Telecommunications Services                  59,243
        1,180             Wolseley PLC                       Construction & Building Materials            11,964
        2,640             WPP Group PLC                      Media & Photography                          22,299
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,132,363
----------------------------------------------------------------------------------------------------------------
Total Common Stock
(Cost $3,511,664)                                                                                      3,894,654
----------------------------------------------------------------------------------------------------------------

RIGHTS (0.00%)
Hong Kong (0.00%)
         200              Cheung Kong (Holdings) Ltd. Rights Real Estate                                      --
----------------------------------------------------------------------------------------------------------------
Total Rights
(Cost $0)                                                                                                     --
----------------------------------------------------------------------------------------------------------------
Total Investments (Cost $3,511,664) (99.92%)                                                           3,894,654
Total Other Assets, Less (0.08%)                                                                           3,257
----------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                                $  3,897,911
----------------------------------------------------------------------------------------------------------------

Outstanding Forward Foreign Currency Contracts


                                                                                                Unrealized
                                   Contract         Maturity              Value on           Appreciation/
          Currency                   Amount             Date          June 30,2002          (Depreciation)
----------------------------------------------------------------------------------------------------------

Sell  Japanese Yen                8,544,000        7/15/2002               $71,344                 $(6,187)
Sell  Japanese Yen                3,200,000        7/15/2002                26,720                     995
Sell  Japanese Yen                2,520,000        7/22/2002                21,050                  (1,664)
Sell  Japanese Yen                2,264,000        7/22/2002                18,912                  (1,048)
Sell  Japanese Yen                6,595,000        8/13/2002                55,153                  (3,588)
Sell  Japanese Yen                1,900,000        8/13/2002                15,889                     592
Sell  Japanese Yen                1,357,000        8/28/2002                11,357                      21
----------------------------------------------------------------------------------------------------------
                                                                          $220,425                $(10,879)
----------------------------------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
PLC -  Public Limited Company.
+ - Security is designated as collateral for forward foreign currency contracts. @ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

[X] SCHEDULE OF RESTRICTED SECURITIES AND/OR ILLIQUID SECURITIES



                                                           Fair Value
                       Date                    Fair          as a %
                     Acquired        Cost      Value      of Net Assets
-----------------------------------------------------------------------

TI Automotive Ltd.-
Ordinary A Shares    6/30/2001        $0         $0          0.00%


See notes to financial statements.


                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

8

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES


                                                                             June 30, 2002 (Unaudited)
------------------------------------------------------------------------------------------------------

ASSETS
Investments, at cost                                                                     $   3,511,664
------------------------------------------------------------------------------------------------------
Investments, at value                                                                    $   3,894,654
Cash                                                                                             3,385
Foreign cash (cost $51,445)                                                                     51,457
Receivables
  Investment securities sold                                                                     2,588
  Fund shares sold                                                                                 739
  Dividends                                                                                     20,224
  Due from Adviser                                                                               6,378
------------------------------------------------------------------------------------------------------
    Total Assets                                                                             3,979,425
------------------------------------------------------------------------------------------------------
LIABILITIES
Payables
  Investment securities purchased                                                                2,448
  Fund shares redeemed                                                                           3,180
  Loan payable to bank                                                                          40,000
Accrued investment advisory fees                                                                 2,708
Accrued custodian and accounting fees                                                            6,565
Accrued transfer agent fees                                                                         66
Accrued audit fees                                                                              15,514
Other accrued expenses                                                                             154
Net unrealized depreciation on forward currency contracts                                       10,879
------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                           81,514
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                              $   3,897,911
------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                                  $   4,632,388
Undistributed net investment income                                                            158,106
Undistributed net realized loss on securities and foreign currency transactions             (1,266,146)
Net unrealized appreciation on securities and foreign currency transactions                    373,563
------------------------------------------------------------------------------------------------------
                                                                                         $   3,897,911
------------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                              422,520
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $        9.23
------------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

                                                  Financial Statements and Notes

================================================================================

STATEMENT OF OPERATIONS



                                                                                              Six Months Ended
                                                                                     June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (net of foreign taxes)                                                               $    74,455
    Interest                                                                                               887
--------------------------------------------------------------------------------------------------------------
         Total Income                                                                                   75,342
--------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment advisory fees                                                                            22,289
    Accounting fees                                                                                      4,775
    Custodian fees                                                                                      28,648
    Transfer agent fees                                                                                    397
    Registration fees                                                                                      285
    Audit fees                                                                                          22,935
    Legal fees                                                                                              52
    Trustees' fees and expenses                                                                            206
    Shareholder reporting fees                                                                           1,436
    Interest expense                                                                                     1,084
    Other expenses                                                                                          64
--------------------------------------------------------------------------------------------------------------
       Gross Expenses                                                                                   82,171
       Less fees waived and/or expenses reimbursed by Adviser                                          (49,882)
       Less earnings credits                                                                               (30)
       Less brokerage credits                                                                           (2,172)
--------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                     30,087
--------------------------------------------------------------------------------------------------------------
       Net Investment Income                                                                            45,255
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                                     (694,076)
Net change in unrealized appreciation on securities and foreign currency transactions                  517,766
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions                      (176,310)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $(131,055)
--------------------------------------------------------------------------------------------------------------
Foreign taxes withheld                                                                               $   9,382
--------------------------------------------------------------------------------------------------------------


See notes to financial statements.

                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               Six Months Ended      Year Ended
                                                                                 June 30, 2002      December 31,
                                                                                  (Unaudited)           2001
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                                    45,255      $   104,575
Net realized loss on securities and foreign currency transactions                      (694,076)        (508,677)
Net change in unrealized appreciation (depreciation) on securities and foreign
  currency transactions                                                                 517,766         (982,032)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                   (131,055)      (1,386,134)
----------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends (from net investment income)                                                       --          (55,471)
Distributions (from net realized gains on investments)                                       --         (363,084)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                  --         (418,555)
----------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                             7,000,670        3,475,569
Net asset value of shares issued in reinvestment of dividends and distributions              --          418,555
Payments for shares redeemed                                                         (8,481,866)      (3,290,420)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions           (1,481,196)         603,704
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                                           (1,612,251)      (1,200,985)

NET ASSETS
Beginning of period                                                                   5,510,162        6,711,147
----------------------------------------------------------------------------------------------------------------
End of period                                                                       $ 3,897,911      $ 5,510,162
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                 $   158,106      $   112,851
----------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
Shares sold                                                                             754,340          315,384
Shares issued to shareholders in reinvestment of dividends and distributions                 --           44,958
Shares redeemed                                                                        (906,633)        (297,791)
----------------------------------------------------------------------------------------------------------------
Net Increase in Shares                                                                 (152,293)          62,551
Shares outstanding, beginning of period                                                 574,813          512,262
----------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                       422,520          574,813
----------------------------------------------------------------------------------------------------------------


See notes to financial statements.

Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

                                                  Financial Statements and Notes

NOTES TO FINANCIAL
STATEMENTS
June 30, 2002 (Unaudited)
================================================================================

1.   Organization and Significant Accounting Policies

Organization

The Berger IPT-International Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund, Berger IPT-Small Company Growth Fund, Berger IPT-Mid Cap Value Fund and Berger IPT-Large Cap Value Fund (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information


                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
June 30, 2002 (Unaudited)

================================================================================

is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as the investment adviser to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly. Berger has delegated the day-to day portfolio management of the Fund to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which serves as the investment sub-adviser. As sub-adviser to the Fund, BIAM receives a sub-advisory fee from Berger based on the average daily net assets of the Fund.

Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.20% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in earnings credits in the Statement of Operations.

The Fund has entered into rebate arrangements with certain brokers whereby the Fund earns commission credits on portfolio transactions effected with such brokers. DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Fund. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives a portion of the brokerage commissions paid to DSTS as credits against fund fees and expenses. Such credits, if any, are included as brokerage credits on the Statement of Operations. For the period ended June 30, 2002, the Fund earned no such credits from DSTS.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the period ended June 30, 2002, such trustees' fees and expenses totaled $206 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $3,639,186 and $4,729,010, respectively, for the period ended June 30, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.

Forward Contracts

The Fund may hold forward foreign currency exchange contracts for the purpose of hedging the portfolio against exposure to market value fluctuations. The use of such instru-



Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

                                                  Financial Statements and Notes

================================================================================

ments may involve certain risks as a result of unanticipated movements in the market, a lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movement. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized and unrealized gains or losses on forward foreign currency contracts are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

At June 30, 2002, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities were as follows:


                                                                        Fund
--------------------------------------------------------------------------------
Federal tax cost of securities                                     $  3,926,638
Tax appreciation                                                        291,398
Tax depreciation                                                       (323,382)
  Net tax appr./(depr.)                                                 (31,984)
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals.

Net capital loss carryovers expiring in 2008 and 2009 in the amount of $323,870 as of December 31,2001 may be used to offset future realized capital gains for federal income tax purposes. During the year ended December 31, 2001, the Fund elected to defer post-October 31 net capital and/or currency losses of $160,317 to the year ended December 31,2002.

5. Line of Credit

The Fund is party to an ongoing agreement with State Street that allows funds managed by Berger, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had line of credit borrowings outstanding of $40,000 at June 30, 2002.


                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

14

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-INTERNATIONAL FUND

For a Share Outstanding Throughout the Period


                                           Six Months Ended                       Years Ended December 31,
                                              June 30, 2002  -----------------------------------------------------------------
                                              (Unaudited)          2001         2000          1999          1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.59     $    13.10   $    14.63    $    11.21    $     9.79    $    10.00
------------------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT OPERATIONS
      Net investment income                         0.17           0.21         0.10          0.03          0.08          0.05
      Net realized and unrealized gains
       (losses) from investments and
       foreign currency transactions               (0.53)         (2.89)       (1.59)         3.47          1.50         (0.26)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (0.36)         (2.68)       (1.49)         3.50          1.58         (0.21)
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment
       income)                                        --          (0.11)       (0.04)        (0.08)        (0.14)           --
      Distributions (from net
       realized gains on investments)                 --          (0.72)          --            --         (0.02)           --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     --          (0.83)       (0.04)        (0.08)        (0.16)           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     9.23     $     9.59   $    13.10    $    14.63    $    11.21    $     9.79
------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                    (3.75)%       (20.27)%     (10.18)%       31.24%        16.13%        (2.10)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period               $3,897,911     $5,510,162   $6,711,147    $6,122,261    $5,430,076    $2,705,831
      Net expense ratio to average net
       assets(3)                                    1.20%(4)       1.20%        1.20%         1.20%         1.20%         1.20%(4)
      Ratio of net investment income
       to average net assets                        1.74%(4)       1.80%        0.55%         0.51%         2.85%         0.86%(4)
      Gross expense ratio to average net
       assets                                       3.16%(4)       1.60%        2.14%         2.46%         2.85%         3.83%(4)
      Portfolio turnover rate(2)                      72%            24%          35%           26%           20%           14%

(1) For the period from May 1,1997 (commencement of investment operations) to December 31,1997.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

See notes to financial statements.

Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The following table provides information about each of the trustees and officers of the Trust.


                      POSITION(S)
                      HELD WITH THE                                                             NUMBER OF
                      TRUST, TERM OF                                                            FUNDS IN FUND
                      OFFICE AND                                                                COMPLEX        OTHER
NAME,ADDRESS          LENGTH OF                                                                 OVERSEEN BY    DIRECTORSHIPS
AND AGE               TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the   Dean of Zayed University (since September 2000).           20           N/A
210 University        Board             Formerly self-employed as a financial and management
Blvd.                                   consultant, and in real estate development (from June
Suite 800                               1999 to September 2000). Dean (from 1993 to June 1999),
Denver, CO 80206                        and a member of the Finance faculty (from 1989 to
                                        1993), of the College of Business, Montana State
                                        University. Formerly, Chairman and Chief Executive
DOB: 1937                               Officer of Royal Gold, Inc. (mining) (1976 to 1989).
-----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Trustee           President, Baldwin Financial Counseling (since July        20           N/A
210 University                          1991). Formerly, Vice President and Denver Office
Blvd.                                   Manager of Merrill Lynch Capital Markets (1978 to
Suite 800                               1990).
Denver, CO 80206

DOB: 1928
-----------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of     Managing Principal (since September 1987), Sovereign       20           N/A
Cattanach             the Board         Financial Services, Inc. (investment consulting firm).
210 University                          Executive Vice President (1981 to 1988), Captiva
Blvd.                                   Corporation, Denver, Colorado (private investment
Suite 800                               management firm). Ph.D. in Finance (Arizona State
Denver, CO 80206                        University); Chartered Financial Analyst (CFA).

DOB: 1945
-----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp           Trustee         Executive Officer of DST Systems, Inc. ("DST"), a          20           Director and Vice
210 University                          publicly traded information and transaction processing                  President (February
Blvd.                                   company, which acts as the Funds' transfer agent (since                 1998 to November
Suite 800                               October 2000). DST is 33% owned by Stilwell Management,                 2000) of West Side
Denver, CO 80206                        Inc., which owns approximately 89.5% of Berger                          Investments, Inc.
                                        Financial Group LLC. Mr. Knapp owns common shares and                   (investments), a
DOB: 1945                               options convertible into common shares of DST which, in                 wholly owned sub-
                                        the aggregate and assuming exercise of the                              sidiary of DST
                                        options, would result in his owning less than 1/2 of 1%                 Systems, Inc.
                                        of DST's common shares. Mr. Knapp is also President of
                                        Vermont Western Assurance, Inc., a wholly owned
                                        subsidiary of DST Systems (since December 2000). President,
                                        Chief Executive Officer and a director (September 1997
                                        to October 2000) of DST Catalyst, Inc., an inter-
                                        national financial markets consulting, software and
                                        computer services company, (now DST International, a
                                        subsidiary of DST). Previously (1991 to October 2000),
                                        Chairman, President, Chief Executive Officer and a
                                        director of Catalyst Institute (international public
                                        policy research organization focused primarily on
                                        financial markets and institutions); also (1991 to
                                        September 1997), Chairman, President, Chief Executive
                                        Officer and a director of Catalyst Consulting
                                        (international financial institutions business
                                        consulting firm).
-----------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.     Trustee         Lewis Investments (since June 1988) (self-employed         20       Director, J.D. Edwards
210 University                          private investor). Formerly, Senior Vice President,                 Co. (1995 to March
Blvd.                                   Rocky Mountain Region, of Dain Bosworth Incorporated                2002); Director,
Suite 800                               and member of that firm's Management Committee (1981 to             National Fuel
Denver, CO 80206                        1988).                                                              Corporation (oil & gas
                                                                                                            production); Advisory
                                                                                                            Director, Otologics,
DOB: 1933                                                                                                   LLC, (implantable
                                                                                                            hearing aid) (since
                                                                                                            1999); Member of
                                                                                                            Community Advisory
                                                                                                            Board, Wells Fargo
                                                                                                            Bank-Denver
-----------------------------------------------------------------------------------------------------------------------------------



                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

16

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================


                     POSITION(S)
                     HELD WITH THE                                                                NUMBER OF
                     TRUST,TERM OF                                                                FUNDS IN FUND
                     OFFICE AND                                                                   COMPLEX           OTHER
NAME,ADDRESS         LENGTH OF                                                                    OVERSEEN BY       DIRECTORSHIPS
AND AGE              TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS             TRUSTEE           HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
William Sinclaire    Trustee            President (since January 1998), Santa Clara LLC            20           N/A
210 University                          (privately owned agriculture company). President
Blvd.                                   (January 1963 to January 1998), Sinclaire Cattle Co.
Suite 800                               (privately owned agricultural company).
Denver, CO 80206

DOB: 1928
-----------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates      Trustee            President (since 1990), Chancellor and Professor of        20           Member, Board of
210 University                          Chemistry - Department of Chemistry, of Colorado State                  Directors, Adolph
Blvd.                                   University. Formerly Executive Vice President and                       Coors Company
Suite 800                               Provost (1983 to 1990), Academic Vice President and                     (brewing company)
Denver, CO 80206                        Provost (1981 to 1983) and Professor of Chemistry (1981                 (since 1998);
                                        to 1990) of Washington State University. Vice President                 Member Board of
DOB: 1941                               and University Dean for Graduate Studies and Research                   Directors, Dominion
                                        and Professor of Chemistry of the University of                         Industrial Capital
                                        Cincinnati (1977 to 1981).                                              Bank (1999 to 2000);
                                                                                                                Member, Board of
                                                                                                                Directors,
                                                                                                                Centennial Bank of
                                                                                                                the West (since
                                                                                                                2001)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*    President and      President and a director since May 1999 (Executive Vice    20           Audit Committee
210 University       Trustee of the     President from February 1999 to May 1999) of Berger                     Member of the
Blvd.                Trust (since       Growth Fund and Berger Large Cap Growth Fund. President                 Public Employees'
Suite 800            May 1999)          and a trustee since May 1999 (Executive Vice President                  Retirement
Denver, CO 80206                        from February 1999 to May 1999) of Berger Investment                    Association of
                                        Portfolio Trust, Berger Institutional Products Trust,                   Colorado (pension
DOB: 1949                               Berger Worldwide Funds Trust, Berger Worldwide                          plan) from November
                                        Portfolios Trust and Berger Omni Investment Trust.                      1997 to December
                                        President and Chief Executive Officer since June 1999                   2001.
                                        (Executive Vice President from February 1999 to June
                                        1999) of Berger Financial Group LLC (formerly Berger
                                        LLC). Director, President and Chief Executive Officer
                                        of Stilwell Management, Inc. (since September 1999).
                                        President and Chief Executive Officer of Berger/Bay
                                        Isle LLC (since May 1999). Self-employed as a consultant
                                        from July 1995 through February 1999. Director of
                                        Wasatch Advisors (investment management) from February
                                        1997 to February 1999.

* Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Jay W. Tracey,       Executive Vice     Executive Vice President of the Berger Funds (since
CFA*                 President of the   August 2000). Executive Vice President and Chief
210 University       Trust (since       Investment Officer of Berger Financial Group LLC (since
Blvd.                August 2000)       June 2000). Portfolio manager of the Berger Growth
Suite 800            and Portfolio      Fund (since August 2000); team portfolio manager of the
Denver, CO 80206     Manager (since     Berger Select Fund (since June 2000) and the Berger
                     June 2000)         Large Cap Growth Fund (from January 2001 through
DOB: 1954                               December 2001). Team portfolio manager (since December
                                        2001) of the Berger Mid Cap Growth Fund. Formerly, Vice
                                        President and portfolio manager at Oppenheimer Funds,
                                        Inc. (September 1994 to May 2000).
-----------------------------------------------------------------------------------------------------------------------------------


Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

================================================================================


                     POSITION(S)
                     HELD WITH THE
                     TRUST, TERM OF
                     OFFICE AND
NAME, ADDRESS        LENGTH OF
AND AGE              TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*    Vice President     Vice President (since November 1998) and Assistant
210 University       of the Trust       Secretary (since February 2000 and previously from
Blvd.                (since November    September 1996 to November 1998) and Secretary
Suite 800            1998) and          (November 1998 to February 2000) of the Berger Funds.
Denver, CO 80206     Assistant          Vice President (since October 1997), Secretary (since
                     Secretary (since   November 1998) and Assistant Secretary (October 1996
DOB:1954             February 2000)     through November 1998) with Berger Financial Group LLC.
                                        Vice President and Secretary with Berger Distributors
                                        LLC (since August 1998). Vice President and Secretary
                                        of Bay Isle Financial LLC (since January 2002).
                                        Formerly, self-employed as a business consultant (from
                                        June 1995 through September 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*    Vice President     Vice President of the Berger Funds (since March 2001).
210 University       of the Trust       Vice President (since September 1999) and Chief
Blvd.                (since March       Operating Officer (since November 2000) of Berger
Suite 800            2001)              Financial Group LLC. Manager (since September 1999) and
Denver, CO 80206                        Director (June 1999 to September 1999) of Berger
                                        Distributors LLC. Vice President-Operations (February
DOB:1964                                1999 to November 2000) of Berger Financial Group LLC.
                                        Associate (November 1998 to February 1999) with DeRemer
                                        & Associates (a consulting firm). Vice President-
                                        Operations (February 1997 to November 1998) and
                                        Director of Research and Development (May 1996 to
                                        February 1997) of Berger Financial Group LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*    Vice President     Vice President of the Berger Funds (since February
210 University       of the Trust       2000). Vice President (since June 1999) and Chief Legal
Blvd.                (since February    Officer (since August 2000) with Berger Financial Group
Suite 800            2000)              LLC. Vice President and Chief Compliance Officer with
Denver, CO 80206                        Berger Distributors LLC (since September 2001). Vice
                                        President of Bay Isle Financial LLC (since January
DOB: 1965                               2002). Formerly, Assistant Vice President of Federated
                                        Investors, Inc. (December 1996 through May 1999), and
                                        Attorney with the U.S. Securities and Exchange
                                        Commission (June 1990 through December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie*     Vice President     Vice President of the Berger Funds (since November
210 University       of the Trust       1998). Vice President (since February 1997),Treasurer
Blvd.                (since November    and Chief Financial Officer (since March 2001) and
Suite 800            1998)              Chief Compliance Officer (from August 1994 to March
Denver, CO 80206                        2001) with Berger Financial Group LLC. Vice President
                                        (since May 1996),Treasurer and Chief Financial Officer
DOB: 1958                               (since March 2001) and Chief Compliance Officer (from
                                        May 1996 to September 2001) with Berger Distributors
                                        LLC.
-----------------------------------------------------------------------------------------------------------------------------------


                Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================


                     POSITION(S)
                     HELD WITH THE
                     COMPANY,
                     TERM OF OFFICE
NAME, ADDRESS        AND LENGTH OF
AND AGE              TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli*   Vice President     Vice President (since November 1998),Treasurer (since
210 University       (since November    March 2001) and Assistant Treasurer (November 1998 to
Blvd.                1998) and          March 2001) of the Berger Funds. Vice President (since
Suite 800            Treasurer (since   November 1998) and Manager of Accounting (January 1997
Denver, CO 80206     March 2001)        through November 1998) with Berger Financial Group LLC.
                     of the Trust       Formerly, Manager of Accounting (December 1994 through
DOB: 1967                               October 1996) and Senior Accountant (November 1991
                                        through December 1994) with Palmeri Fund
                                        Administrators, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland*        Secretary of the   Secretary of the Berger Funds (since February 2000).
210 University       Trust (since       Assistant Secretary of Berger Financial Group LLC and
Blvd.                February 2000)     Berger Distributors LLC (since June 1999) and Bay Isle
Suite 800                               Financial LLC (since December 2001). Formerly,
Denver, CO 80206                        Assistant Secretary of the Janus Funds (from March 1994
                                        to May 1999),Assistant Secretary of Janus Distributors,
DOB:1948                                Inc. (from June 1995 to May 1997) and Manager of Fund
                                        Administration for Janus Capital Corporation (from
                                        February 1992 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------
David C. Price,      Assistant Vice     Assistant Vice President (since March 2001) of the Berger Funds.
CPA*                 President of the   Assistant Vice President-Compliance (since March 2001) and
210 University       Trust (since       Manager-Compliance (October 1998 through March 2001) with
Blvd.                March 2001)        Berger Financial Group LLC. Formerly, Senior Auditor (August
Suite 800                               1993 through August 1998) with PricewaterhouseCoopers LLP,a
Denver, CO 80206                        public accounting firm.

DOB:1969
-----------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell,   Assistant          Assistant Treasurer (since March 2001) of the Berger
CFA, CPA*            Treasurer of the   Funds. Assistance Vice President (since January 2002)
210 University       Trust (since       and Manager of Investment Accounting (August 1999
Blvd.                March 2001)        through January 2002) with Berger Financial Group LLC.
Suite 800                               Formerly, Senior Auditor (December 1998 through August
Denver, CO 80206                        1999) and Auditor (August 1997 through December 1998)
                                        with PricewaterhouseCoopers LLP, a public accounting
DOB:1972                                firm, and Senior Fund Accountant (January 1996 through
                                        July 1997) with INVESCO Funds Group.
-----------------------------------------------------------------------------------------------------------------------------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser or subadviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com


Berger IPT-International Fund o June 30, 2002 Semi-Annual Report

[BERGER FUNDS LOGO]                                                  IPTINT'LSA